Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate	Oct. 31, 2023
October 31, 2023 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate [Line Items]
Period End	7.3171
Average rate	7.059
October 31, 2022 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate [Line Items]
Period End	7.3003
Average rate	6.6105
October 31, 2021 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rate [Line Items]
Period End	6.3968
Average rate	6.4242